UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
THE USAA INCOME FUND - 3RD QUARTER REPORT -PERIOD ENDED APRIL 30, 2005

[LOGO OF USAA]
   USAA(R)

                             USAA INCOME Fund

                                                   [GRAPHIC OF USAA INCOME FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    APRIL 30, 2005

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INCOME FUND
APRIL 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)     SECURITY                                                         RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (40.4%)

              AIR FREIGHT & LOGISTICS (0.3%)
  $ 5,000     Caliber Systems, Inc., Notes                                     7.80%       8/01/2006     $    5,217
                                                                                                         ----------
              AUTOMOBILE MANUFACTURERS (1.5%)
   15,000     DaimlerChrysler NA Holding Corp., Global Debentures              8.00        6/15/2010         16,419
   10,000     Toyota Motor Credit Corp., MTN                                   4.85        2/27/2015          9,842
                                                                                                         ----------
                                                                                                             26,261
                                                                                                         ----------
              BIOTECHNOLOGY (0.6%)
   10,000     Amgen, Inc., Senior Notes(a)                                     4.85       11/18/2014         10,057
                                                                                                         ----------
              BREWERS (0.3%)
    5,000     Miller Brewing Co., Guaranteed Notes(a)                          4.25        8/15/2008          4,954
                                                                                                         ----------
              BROADCASTING & CABLE TV (1.2%)
   10,000     Comcast Cable Communications, Inc., Senior Notes(h)              6.88        6/15/2009         10,866
    5,000     Continental Cablevision, Inc., Debentures                        9.50        8/01/2013          5,304
    5,000     Univision Communications, Inc., Senior Notes                     3.50       10/15/2007          4,904
                                                                                                         ----------
                                                                                                             21,074
                                                                                                         ----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.4%)
   10,000     Caterpillar Financial Services                                   2.83(b)    11/14/2005         10,007
    5,000     John Deere Capital Corp., MTN, Senior Notes                      3.15(b)     5/20/2005          5,000
   10,000     John Deere Capital Corp., Global Debentures                      5.10        1/15/2013         10,280
                                                                                                         ----------
                                                                                                             25,287
                                                                                                         ----------
              CONSUMER FINANCE (4.9%)
   10,000     American Express Credit Corp., Notes                             3.12(b)     9/19/2006         10,022
   10,000     American Honda Finance Corp., MTN(a)                             2.87(b)     5/11/2007         10,012
    2,000     Ford Motor Credit Co., Global Notes                              7.60        8/01/2005          2,014
   10,000     General Motors Acceptance Corp., MTN                             4.39(b)    10/20/2005          9,980
   25,200     Household Finance Corp., Notes(h)                                6.38       10/15/2011         27,478
   10,000     MBNA American Bank, MTN                                          6.75        3/15/2008         10,611
    7,000     SLM Corp., MTN, CPI Floating Rate Note                           4.35(b)     6/01/2009          7,013
   10,000     SLM Corp., Notes                                                 5.38        1/15/2013         10,525
                                                                                                         ----------
                                                                                                             87,655
                                                                                                         ----------
              DIVERSIFIED BANKS (1.1%)
   10,000     First Union Corp., Subordinated Notes                            7.50        7/15/2006         10,412
   10,000     Wells Fargo & Co., Global Notes                                  3.03(b)     3/03/2006         10,012
                                                                                                         ----------
                                                                                                             20,424
                                                                                                         ----------
              ELECTRIC UTILITIES (5.9%)
    5,400     Entergy Arkansas, Inc., First Mortgage Bond                      5.90        6/01/2033          5,430
    2,375     FPL Energy American Wind, Senior Secured Bond(a)                 6.64        6/20/2023          2,560
    5,000     Gulf Power Co., Senior Notes, Series K                           4.90       10/01/2014          5,008
   10,000     Northern States Power Co., First Mortgage Bond, Series B         8.00        8/28/2012         12,059
   10,000     Oncor Electric Delivery Co., Senior Secured Notes                6.38        5/01/2012         10,890
   10,000     Pinnacle West Capital Corp., Senior Notes                        3.54(b)    11/01/2005         10,000
    5,000     Power Contract Financing, Senior Notes(a)                        6.26        2/01/2010          5,195
    5,000     PPL Capital Funding, Inc., Guaranteed Notes, Series A            4.33        3/01/2009          4,926
    5,000     Public Service Electric & Gas Co., First Mortgage Bond,
                 Series A                                                      3.18(b)     6/23/2006          4,999
    5,000     Sempra Energy ESOP, Series 1999 (NBGA)(a)                        4.21       11/01/2014(c)       4,979
   12,060     TECO Energy, Inc., Senior Notes                                 10.50       12/01/2007         13,628
   10,000     Tristate General & Transport Association, Bonds(a)               6.04        1/31/2018         10,705

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
APRIL 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)     SECURITY                                                         RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------
  $10,000     West Penn Power Co., Notes                                       6.63%       4/15/2012     $   10,690
    4,000     Wisconsin Public Service Corp., Senior Secured Notes             4.88       12/01/2012          4,062
                                                                                                         ----------
                                                                                                            105,131
                                                                                                         ----------
              ENVIRONMENTAL SERVICES (1.5%)
   10,000     Waste Management, Inc., Senior Notes                             7.38        8/01/2010         11,205
   15,500     WMX Technologies, Inc., Notes                                    7.00       10/15/2006         16,110
                                                                                                         ----------
                                                                                                             27,315
                                                                                                         ----------
              GAS UTILITIES (1.7%)
    5,000     Enbridge Energy Partners, LP, Senior Notes                       5.35       12/15/2014          5,015
   10,000     Energy Transfer Partners, Senior Notes(a)                        5.95        2/01/2015         10,054
    5,000     Kinder Morgan Energy Partners, LP, Senior Notes                  5.13       11/15/2014          4,977
   10,000     Texas Gas Transmission Corp., LLC, Notes                         4.60        6/01/2015          9,752
                                                                                                         ----------
                                                                                                             29,798
                                                                                                         ----------
              HEALTH CARE FACILITIES (0.3%)
    5,000     HCA, Inc., Notes                                                 5.25       11/06/2008          5,023
                                                                                                         ----------
              HOUSEHOLD PRODUCTS (1.5%)
   17,000     Clorox Co., Notes                                                6.13        2/01/2011         18,398
    8,000     SC Johnson & Son, Inc., Senior Notes(a)                          5.00       12/15/2012          8,032
                                                                                                         ----------
                                                                                                             26,430
                                                                                                         ----------
              INTEGRATED OIL & GAS (1.5%)
      628     Exxon Mobil Corp., Pass-Through Trust Certificates,
                 Series 1995, Class B-6                                        6.15        7/02/2008            652
   21,000     Phillips Petroleum Co., Notes                                    8.75        5/25/2010         25,135
                                                                                                         ----------
                                                                                                             25,787
                                                                                                         ----------
              INTEGRATED TELECOMMUNICATION SERVICES (1.5%)
   10,000     Alltel Corp., Notes                                              4.66        5/17/2007         10,090
      500     Pacific Bell, Debentures                                         5.88        2/15/2006            508
    5,000     Sprint Capital Corp., Guaranteed Global Notes                    6.00        1/15/2007          5,135
   11,000     Verizon Pennsylvania, Inc., Debentures, Series A                 5.65       11/15/2011         11,420
                                                                                                         ----------
                                                                                                             27,153
                                                                                                         ----------
              LIFE & HEALTH INSURANCE (0.6%)
   10,000     John Hancock Global Funding II, MTN, Secured Notes               3.13(b)     3/06/2006         10,017
                                                                                                         ----------
              MANAGED HEALTH CARE (0.3%)
    5,000     Highmark, Inc., Senior Notes(a)                                  6.80        8/15/2013          5,470
                                                                                                         ----------
              MOVIES & ENTERTAINMENT (0.6%)
   10,000     AOL Time Warner, Inc., Notes                                     5.63        5/01/2005         10,000
                                                                                                         ----------
              MULTI-UTILITIES & UNREGULATED POWER (0.7%)
    8,000     Duke Capital Corp., LLC, Senior Notes(h)                         5.50        3/01/2014          8,158
    4,500     South Carolina Electric & Gas Co., First Mortgage Bond           5.30        5/15/2033          4,570
                                                                                                         ----------
                                                                                                             12,728
                                                                                                         ----------
              OIL & GAS EQUIPMENT & SERVICES (0.6%)
   10,000     Halliburton Co., Senior Notes                                    4.65(b)    10/17/2005         10,063
                                                                                                         ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.8%)
    5,000     Kerr-McGee Corp., Notes                                          5.88        9/15/2006          5,066
   10,000     Pioneer Natural Resource Co., Senior Notes                       5.88        7/15/2016          9,934
                                                                                                         ----------
                                                                                                             15,000
                                                                                                         ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
APRIL 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)     SECURITY                                                         RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------
              OIL & GAS REFINING & MARKETING & TRANSPORTATION (1.0%)
  $ 8,000     Magellan Midstream Partners, LP, Notes                           6.45%       6/01/2014     $    8,694
   10,000     Valero Energy Corp., Senior Notes                                4.75        4/01/2014          9,613
                                                                                                         ----------
                                                                                                             18,307
                                                                                                         ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.7%)
    8,000     Associates Corp. of North America, Global Senior Notes           6.25       11/01/2008          8,528
   10,000     Bank One Corp., Subordinated Notes                               7.88        8/01/2010         11,515
      500     Citicorp, Subordinated Notes                                     6.38        1/15/2006            508
   10,000     Citigroup, Inc., Global Notes                                    4.25        7/29/2009          9,956
                                                                                                         ----------
                                                                                                             30,507
                                                                                                         ----------
              PACKAGED FOODS & MEAT (1.5%)
   10,000     General Mills, Inc., Notes                                       2.63       10/24/2006          9,804
   15,000     Kellogg Co., Notes, Series B                                     6.60        4/01/2011         16,609
      500     Sara Lee Corp., MTN, Series C                                    6.30       11/07/2005            506
                                                                                                         ----------
                                                                                                             26,919
                                                                                                         ----------
              PHARMACEUTICALS (0.4%)
    6,500     Johnson & Johnson, Inc., Debentures                              4.95        5/15/2033          6,408
                                                                                                         ----------
              PROPERTY & CASUALTY INSURANCE (2.0%)
    5,000     AXIS Capital Holdings Ltd., Senior Notes                         5.75       12/01/2014          5,081
   15,000     Berkshire Hathaway Finance Corp., Senior Notes(a)                4.85        1/15/2015         14,920
   10,000     Chubb Corp., Senior Notes                                        5.20        4/01/2013         10,251
    5,000     Ohio Casualty Corp., Notes                                       7.30        6/15/2014          5,405
                                                                                                         ----------
                                                                                                             35,657
                                                                                                         ----------
              RAILROADS (0.4%)
    2,058     CSX Transportation Inc., Notes                                   9.75        6/15/2020          2,949
    2,842     Norfolk Southern Railway Co., Debentures                         9.75        6/15/2020          4,129
                                                                                                         ----------
                                                                                                              7,078
                                                                                                         ----------
              REAL ESTATE INVESTMENT TRUSTS (1.8%)
    9,000     Chelsea Property Group, Notes                                    6.00        1/15/2013          9,456
   15,000     Pan Pacific Retail Properties, Inc., Notes                       7.95        4/15/2011         17,238
    5,000     TriNet Corporate Realty Trust, Inc., Notes                       7.95        5/15/2006          5,173
                                                                                                         ----------
                                                                                                             31,867
                                                                                                         ----------
              REGIONAL BANKS (1.1%)
   10,000     Fifth Third Bank, Subordinated Notes                             4.75        2/01/2015          9,925
    8,000     Hudson United Bank, Subordinated Notes                           7.00        5/15/2012          8,871
                                                                                                         ----------
                                                                                                             18,796
                                                                                                         ----------
              THRIFTS & MORTGAGE FINANCE (1.7%)
   17,000     Washington Mutual, Inc., Subordinated Notes                      8.25        4/01/2010         19,495
   10,000     World Savings Bank Federal Savings Bank, Notes                   4.13       12/15/2009          9,892
                                                                                                         ----------
                                                                                                             29,387
                                                                                                         ----------
              Total corporate obligations (cost: $680,517)                                                  715,770
                                                                                                         ----------
              EURODOLLAR AND YANKEE OBLIGATIONS (12.0%)(d)
              BUILDING PRODUCTS (0.6%)
   10,000     CRH America, Inc., Notes (Ireland)                               5.30       10/15/2013         10,187
                                                                                                         ----------
              DIVERSIFIED BANKS (4.8%)
   10,000     ABN AMRO Bank N.V., Senior Notes (Netherlands)                   2.83(b)     5/11/2007         10,014
    6,000     Banco Santander, Subordinated Notes (Chile)(a)                   5.38       12/09/2014          6,095

4

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
APRIL 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)     SECURITY                                                         RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------
  $ 5,000     Bayerische Landesbank, MTN (Germany)                             2.60%      10/16/2006     $    4,918
    5,000     Canadian Imperial Bank Corp., Pass-Through
                 Certificates, Series 2002, Class A-1 (Canada)(a)              7.26        4/10/2032          5,808
   20,000     Landesbank Baden-Wuerttemberg, MTN, Subordinated
                 Notes (Germany)                                               6.35        4/01/2012         22,305
   10,000     Mizuho Finance, Notes (Japan)(a,h)                               5.79        4/15/2014         10,363
   15,000     Nordea Bank AB, Subordinated Notes (Sweden)(a)                   5.25       11/30/2012         15,522
   10,000     Royal Bank of Scotland, Senior Notes (United Kingdom)(a)         2.88(b)    11/24/2006         10,006
                                                                                                         ----------
                                                                                                             85,031
                                                                                                         ----------
              DIVERSIFIED METALS & MINING (0.3%)
    5,000     Glencore Funding, LLC, Notes (Switzerland)(a)                    6.00        4/15/2014          4,744
                                                                                                         ----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (1.1%)
   10,000     Agrium, Inc., Debentures (Canada)                                8.25        2/15/2011         11,797
    8,000     Yara International ASA, Notes (Norway)(a)                        5.25       12/15/2014          7,995
                                                                                                         ----------
                                                                                                             19,792
                                                                                                         ----------
              FOREIGN GOVERNMENT (3.6%)
   10,000     Province of Quebec, Debentures (Canada)                          6.50        1/17/2006         10,218
   15,000     Province of Quebec, Global Debentures (Canada)                   7.00        1/30/2007         15,760
   25,000     Region of Lombardy, Global Notes (Italy)                         5.80       10/25/2032         27,570
   10,000     Republic of Poland, Global Unsubordinated Notes (Poland)         5.25        1/15/2014         10,360
                                                                                                         ----------
                                                                                                             63,908
                                                                                                         ----------
              OIL & GAS DRILLING (0.4%)
    8,000     Delek & Avner-Yam Tethys Ltd., Secured Notes (Israel)(a)         4.06(b)     8/01/2013          7,982
                                                                                                         ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.3%)
    5,000     Nexen, Inc., Notes (Canada)                                      5.05       11/20/2013          4,989
                                                                                                         ----------
              REAL ESTATE INVESTMENT TRUSTS (0.6%)
   10,000     Westfield Capital Corp., Senior Notes (Australia)(a)             5.13       11/15/2014         10,027
                                                                                                         ----------
              REINSURANCE (0.3%)
    6,000     Stingray, Pass-Through Trust, Notes (Cayman Islands)(a)          5.90        1/12/2015          5,983
                                                                                                         ----------
              Total Eurodollar and Yankee obligations (cost: $204,053)                                      212,643
                                                                                                         ----------
              ASSET-BACKED SECURITIES (8.2%)

              AIRLINES (1.0%)
    6,433     America West Airlines, Inc., Pass-Through Certificates,
                 Series 1996-1, Class A, EETC                                  6.85        7/02/2009          6,392
    7,543     Northwest Airlines, Inc., Pass-Through Certificates,
                 Series 2002-1,  Class G-2, EETC (INS)                         6.26       11/20/2021          7,943
    4,000     Southwest Airlines Co., Pass-Through Certificates,
                 Series 2001-1,  Class A-2, EETC                               5.50       11/01/2006          4,087
                                                                                                         ----------
                                                                                                             18,422
                                                                                                         ----------
              ASSET-BACKED FINANCING (7.2%)
    7,200     Bank One Issuance Trust, Notes, Series 2003-A2, Class A2         3.00(b)    10/15/2008          7,207
   17,000     Chase Credit Card Owner Trust, Series 2002-5, Class A            3.05(b)    10/15/2009         17,042
   20,000     Citibank Credit Card Issuance Trust, Notes,
                 Series 2003-A4, Class A-4                                     3.12(b)     3/20/2009         20,032
              Holmes Financing, Bonds,
    5,000        Series 7, Class 2A                                            3.29(b)     1/15/2008          5,007
    5,000        Series 1, Class 2A(a)                                         3.33(b)     7/15/2007          5,004

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
APRIL 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)     SECURITY                                                         RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------
              Honda Auto Receivables Owner Trust, Notes,
  $ 5,000        Series 2003-3, Class A3                                       2.14%       4/23/2007     $    4,969
    4,296        Series 2004-2, Class A2                                       2.52        2/15/2007          4,285
    5,000     Massachusetts RRB Special Purpose Trust, Rate Reduction
                 Certificates, Series 2005-1, Class A2                         3.78        9/15/2010          4,971
   10,000     MBNA Credit Card Master Note Trust, Series 2003-A2,
                 Class A-2                                                     3.00(b)     8/15/2008         10,009
    6,613     Morgan Stanley Auto Loan Trust, Series 2004-HB1, Class A-2       1.92       10/15/2006          6,595
    2,328     Oncor Electric Delivery Transition Bond Co., Bonds,
                 Series 2003-1, Class A1                                       2.26        2/15/2009          2,297
    5,000     Permanent Financing plc, Notes, Series 5, Class 1B               3.11(b)     6/10/2042          4,999
   10,000     Rental Car Finance Corp., Series 2004-1A, Class A (INS)(a)       3.22(b)     6/25/2009         10,007
              SLMA Student Loan Trust,
   10,000        Series 2004-7, Class A2                                       3.19(b)    10/25/2012         10,009
   10,000        Series 2004-8, Class A2                                       3.18(b)     7/25/2013         10,010
    4,875     Toyota Auto Receivables Owner Trust, Bonds,
                 Series 2003-A, Class A-3A                                     2.97(b)     3/15/2007          4,879
                                                                                                         ----------
                                                                                                            127,322
                                                                                                         ----------
              Total asset-backed securities (cost: $145,326)                                                145,744
                                                                                                         ----------

              U.S. GOVERNMENT AGENCY ISSUES (12.5%)(e)
              DEBENTURES (0.6%)
   10,000     Fannie Mae, CPI Floating Rate Note(+)                            4.11(b)     2/17/2009         10,030
                                                                                                         ----------
              MORTGAGE-BACKED PASS-THROUGH SECURITIES (10.8%)
              Fannie Mae(+),
   38,745        Pool 254766                                                   5.00        6/01/2033         38,495
    4,997        Pool 190312                                                   6.50        4/01/2031          5,208
       79        Pool 594787                                                   6.50        7/01/2031             82
    8,072        Pool 254239                                                   6.50        3/01/2032          8,405
      217        Pool 050653                                                   7.00       10/01/2022            230
      187        Pool 050724                                                   7.00        3/01/2023            199
      646        Pool 197673                                                   7.00        4/01/2023            687
              Government National Mortgage Assn. I,
   20,868        Pool 604568                                                   5.00        8/15/2033         20,872
    2,226        Pool 465553                                                   6.00        8/15/2028          2,303
    1,804        Pool 457821                                                   6.00        9/15/2028          1,867
    2,740        Pool 486544                                                   6.00        9/15/2028          2,835
   18,231        Pool 780860                                                   6.00        9/15/2028         18,864
    5,087        Pool 486629                                                   6.00       10/15/2028          5,263
    2,369        Pool 464490                                                   6.00        1/15/2029          2,450
      391        Pool 486877                                                   6.00        1/15/2029            404
    1,891        Pool 495891                                                   6.00        1/15/2029          1,955
    3,269        Pool 603869                                                   6.00        1/15/2033          3,376
      133        Pool 346619                                                   6.50        6/15/2023            141
      929        Pool 344923                                                   6.50        7/15/2023            980
      172        Pool 352137                                                   6.50        7/15/2023            181
      609        Pool 370820                                                   6.50        9/15/2023            642
      725        Pool 347695                                                   6.50       10/15/2023            765
    1,232        Pool 354665                                                   6.50       10/15/2023          1,299
      197        Pool 365963                                                   6.50       10/15/2023            207
    2,825        Pool 345138                                                   6.50       12/15/2023          2,979
    1,145        Pool 337538                                                   6.50       12/15/2023          1,207
      474        Pool 366685                                                   6.50        1/15/2024            499
      809        Pool 374670                                                   6.50        2/15/2024            852

6

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
APRIL 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)     SECURITY                                                         RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------
  $   505        Pool 422656                                                   6.50%       4/15/2026     $      531
    3,127        Pool 780793                                                   6.50        5/15/2028          3,283
    8,486        Pool 564926                                                   6.50       10/15/2031          8,893
      265        Pool 352190                                                   7.00        5/15/2023            282
      268        Pool 354578                                                   7.00        5/15/2023            286
      357        Pool 354907                                                   7.00        5/15/2023            380
      356        Pool 320067                                                   7.00        5/15/2023            378
      612        Pool 357171                                                   7.00        6/15/2023            652
      605        Pool 357179                                                   7.00        6/15/2023            644
      210        Pool 359752                                                   7.00        6/15/2023            224
      329        Pool 352111                                                   7.00        8/01/2023            351
    1,717        Pool 348925                                                   7.00        8/15/2023          1,829
    1,246        Pool 364585                                                   7.00        8/15/2023          1,327
      217        Pool 337344                                                   7.00        8/15/2023            231
      454        Pool 358732                                                   7.00        9/15/2023            483
      282        Pool 417226                                                   7.00        1/15/2026            300
      189        Pool 417291                                                   7.00        3/15/2026            201
       78        Pool 417333                                                   7.00        3/15/2026             83
    2,156        Pool 780651                                                   7.00       10/15/2027          2,291
    1,690        Pool 493950                                                   7.00        6/15/2029          1,793
      839        Pool 504209                                                   7.00        6/15/2029            891
    1,422        Pool 473009                                                   7.00        7/15/2029          1,509
    1,562        Pool 564758                                                   7.00        8/15/2031          1,656
    1,355        Pool 563613                                                   7.00        7/15/2032          1,437
    1,424        Pool 352143                                                   7.50        7/15/2023          1,540
    2,343        Pool 345637                                                   7.50        6/15/2026          2,523
      621        Pool 422926                                                   7.50        6/15/2026            669
    1,821        Pool 345761                                                   7.50        7/15/2026          1,960
      904        Pool 447582                                                   7.50        5/15/2027            973
    1,508        Pool 780716                                                   7.50        2/15/2028          1,624
    1,404        Pool 780990                                                   7.50       12/15/2028          1,511
    1,111        Pool 510300                                                   7.50        8/15/2029          1,194
              Government National Mortgage Assn. II,
    8,127        Pool 003375                                                   5.50        4/20/2033          8,270
    8,905        Pool 003273                                                   6.00        8/20/2032          9,184
    5,948        Pool 003285                                                   6.00        9/20/2032          6,134
    2,819        Pool 781494                                                   6.50        8/20/2031          2,945
                                                                                                         ----------
                                                                                                            191,709
                                                                                                         ----------
              OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (1.1%)
    3,733     Perforadora Centrale S.A. de C.V. "A", Guaranteed
                 Bond, Series A, Title XI                                      5.24       12/15/2018          3,856
    5,667     Rowan Companies, Inc., Guaranteed Bond, Title XI                 2.80       10/20/2013          5,295
   10,000     Totem Ocean Trailer Express, Inc.,
                 Series 2002-1, Title XI                                       6.37       10/30/2027         11,188
                                                                                                         ----------
                                                                                                             20,339
                                                                                                         ----------
              Total U.S. government agency issues (cost: $216,168)                                          222,078
                                                                                                         ----------
              U.S. TREASURY SECURITIES (10.1%)

              BONDS AND NOTES (5.4%)
   30,000     4.00%, 2/15/2014(h)                                                                            29,659
   28,000     4.00%, 2/15/2015(h)                                                                            27,555
   35,771     5.25%, 11/15/2028(h)                                                                           39,030
                                                                                                         ----------
                                                                                                             96,244
                                                                                                         ----------

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                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
APRIL 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)     SECURITY                                                         RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------
              INFLATION-INDEXED NOTES (4.7%)(f)
  $15,263     2.38%, 1/15/2025                                                                           $   16,675
   32,405     3.38%, 1/15/2012                                                                               36,680
   26,251     3.88%, 1/15/2009(h)                                                                            29,018
                                                                                                         ----------
                                                                                                             82,373
                                                                                                         ----------
              Total U.S. Treasury securities (cost: $165,768)                                               178,617
                                                                                                         ----------

              OTHER MORTGAGE SECURITIES (1.1%)

              COMMERICAL MORTGAGE-BACKED SECURITIES (0.7%)
    4,000     Chase Commercial Mortgage Securities Corp., First Mortgage
                 Pass-Through Certificates, Series 1998-1, Class D             6.56%      5/18/2030           4,246
    7,000     Merrill Lynch Mortgage Trust, Commercial Mortgage
                 Pass-Through Certificates, Series 2002-MW1, Class A-4         5.62       7/12/2034           7,366
                                                                                                         ----------
                                                                                                             11,612
                                                                                                         ----------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.4%)(k)
   75,055     Bear Stearns Commercial Mortgage Securities, Inc.,
                 Series 2004-ESA, Class X1 (acquired 6/17/2004;
                    cost: $3,000)(a,l)                                         1.24       5/14/2016           2,419
   46,256     Greenwich Capital Commercial Funding Corp.,
                 Series 2002-C1, Class XP (acquired 8/13/2003;
                    cost: $4,747)(a,l)                                         2.19       1/11/2035           3,737
   41,750     Wachovia Bank Commercial Mortgage Trust, Series 2003-C4
                 (acquired 8/06/2003; cost: $2,111)(a,l)                       1.20       4/15/2035           1,805
                                                                                                         ----------
                                                                                                              7,961
                                                                                                         ----------
              Total other mortgage securities (cost: $18,513)                                                19,573
                                                                                                         ----------

              MUNICIPAL BONDS (3.3%)

              ELECTRIC UTILITIES (0.3%)
    5,000     Brazos River Auth., TX, PCRB, Series 1995A (TXU)                 5.40       4/01/2030(c)        5,123
                                                                                                         ----------
              ELECTRIC/GAS UTILITY (0.2%)
    2,795     North Carolina Eastern Municipal Power Agency RB, Series G       5.55       1/01/2013           2,799
                                                                                                         ----------
              GENERAL OBLIGATION (0.7%)
   10,000     Illinois State Taxable Pension GO                                5.10       6/01/2033           9,940
    2,200     Marin County, CA, Taxable Pension GO (INS)                       4.89       8/01/2016           2,205
                                                                                                         ----------
                                                                                                             12,145
                                                                                                         ----------
              NURSING/CCRC (0.5%)
    9,250     Statewide Community Development Auth., CA COP, SAVRS (INS)(n)    4.70       5/15/2029           9,250
                                                                                                         ----------
              OIL & GAS REFINING & MARKETING & TRANSPORTATION (0.5%)
    9,000     Harris County, TX, IDRB, Series 2002                             5.68       3/01/2023(c)        9,178
                                                                                                         ----------
              TOLL ROADS (1.1%)
   20,000     New Jersey Turnpike Auth. RB, Series 2003B, Series B (INS)       4.25       1/01/2016          19,475
                                                                                                         ----------
              Total municipal bonds (cost: $57,617)                                                          57,970
                                                                                                         ----------

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                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
APRIL 30, 2005 (UNAUDITED)

                                                                                                             MARKET
   NUMBER                                                                    COUPON                           VALUE
OF SHARES     SECURITY                                                         RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (8.9%)

              COMMON STOCKS (0.4%)
              --------------------
              ELECTRIC UTILITIES (0.2%)
  140,000      Southern Co.                                                                              $    4,613
                                                                                                         ----------
              PHARMACEUTICALS (0.2%)
   85,000     Merck & Co., Inc.                                                                               2,881
                                                                                                         ----------
                                                                                                              7,494
                                                                                                         ----------
              PREFERRED STOCKS (8.5%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.3%)
   50,000     Dairy Farmers of America, Inc., 7.875% cumulative
              redeemable(a)                                                                                   5,403
                                                                                                         ----------
              PROPERTY & CASUALTY INSURANCE (0.3%)
  200,000     Ace Ltd., depositary shares "C", 7.80% cumulative
              redeemable                                                                                      5,300
                                                                                                         ----------
              REAL ESTATE INVESTMENT TRUSTS (7.9%)
  200,000     BRE Properties, Inc. "C", 6.75%, cumulative redeemable                                          5,015
  200,000     Developers Diversified Realty Corp. "I", 7.50%,
              cumulative redeemable                                                                           5,200
  439,000     Equity Office Properties Trust, depositary
              shares "G", 7.75%, cumulative redeemable(h)                                                    11,524
   40,000     Equity Residential Properties Trust, depositary
              shares "B", 9.125%, cumulative redeemable                                                       1,026
  575,000     Equity Residential Properties Trust, depositary
                 shares "C", 9.125%, cumulative redeemable                                                   15,318
  142,500     Equity Residential Properties Trust, depositary
                 shares "K", 8.29%, cumulative redeemable                                                     8,497
  400,000     Gables Residential Trust "D", 7.50%, cumulative
                 redeemable                                                                                  10,412
  415,000     Kimco Realty Corp., depositary shares "F", 6.65%,
              cumulative redeemable                                                                          10,660
  200,000     New Plan Excel Realty Trust, Inc., depositary
                 shares "E", 7.625%, cumulative redeemable                                                    5,248
  250,000     Post Properties, Inc., "A", 8.50%, cumulative redeemable                                       15,031
  338,500     Prologis Trust, Inc., "C", 8.54%, cumulative redeemable                                        21,114
  400,000     Public Storage, Inc., "Z", 6.25%, cumulative redeemable                                         9,613
  400,000     Realty Income Corp., "D", 7.375%, cumulative redeemable                                        10,400
  209,100     Regency Centers Corp., "D", 7.25%, cumulative redeemable                                        5,424
  201,500     Weingarten Realty Investors, depositary shares "D", 6.75%,
                 cumulative redeemable                                                                        5,274
                                                                                                         ----------
                                                                                                            139,756
                                                                                                         ----------
                                                                                                            150,459
                                                                                                         ----------
              Total equity securities (cost: $145,121)                                                      157,953
                                                                                                         ----------

PRINCIPAL
   AMOUNT
    (000)
---------
              MONEY MARKET INSTRUMENTS (3.0%)

              VARIABLE-RATE DEMAND NOTES (3.0%)(g)
              ------------------------------------
              EDUCATION (0.8%)
  $ 3,585     Educational Facilities Auth. RB, Series 2001
                 (Concordia Univ. River Project)
                 (LOC - Harris Trust & Savings Bank)                           3.06%      10/01/2031          3,585
   10,575     Health and Educational Facilities Auth. RB, Series 2004A
                 (LOC - Bank of America, N.A.)                                 3.06        7/01/2029         10,575
                                                                                                         ----------
                                                                                                             14,160
                                                                                                         ----------
              ELECTRIC UTILITIES (1.1%)
    9,850     Sempra Energy ESOP, Bonds, Series 1999 (NBGA)(a)                 3.47       11/01/2014          9,850
   10,100     West Jefferson, AL, IDB PCRB, Series 1998                        3.03        6/01/2028         10,100
                                                                                                         ----------
                                                                                                             19,950
                                                                                                         ----------

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                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
APRIL 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)     SECURITY                                                         RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------
              HEALTH CARE FACILITIES (0.1%)
  $ 1,440     McClellan, OH, LLC, Bonds, Series 2000 (LOC - Sky Bank)          4.31%       9/01/2020     $    1,440
                                                                                                         ----------
              INDUSTRIAL MACHINERY (0.1%)
    1,155     Perrysburg Machine & Tool Industries, Inc., Taxable
                 Demand Notes, Series 2001 (LOC - Sky Bank)                    4.31        1/04/2016          1,155
                                                                                                         ----------
              PAPER PACKAGING (0.1%)
    1,150     Oracle Packaging, Inc., Taxable Demand Notes, Series 2000
                 (LOC - Sky Bank)                                              4.31       12/01/2020          1,150
                                                                                                         ----------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (0.8%)
    5,490     Blood Family Realty Ltd., Notes, Series 2000 (LOC - Sky Bank)    4.06       12/01/2025          5,490
    2,295     CAH Holdings, Inc., Notes, Series 2003
                 (LOC - First Commercial Bank)                                 3.28        8/01/2028          2,295
    1,015     Southtown Mobile Home Park, Taxable Option Notes,
                 Series 2000 (LOC - Sky Bank)                                  4.31        7/01/2020          1,015
      875     Vista Funding Corp., Notes, Series 1998C (LOC - Sky Bank)        4.31       12/01/2008            875
    1,900     Vista Funding Corp., Notes, Series 1999A (LOC - Sky Bank)        4.31        3/01/2019          1,900
    2,780     Wryneck Ltd., Notes, Series 2000 (LOC - Sky Bank)                4.06        1/01/2020          2,780
                                                                                                         ----------
                                                                                                             14,355
                                                                                                         ----------
                                                                                                             52,210
                                                                                                         ----------

   NUMBER
OF SHARES
---------
              MONEY MARKET FUNDS (0.0%)(j,p)
  631,530     SSgA Prime Money Market Fund                                     2.71               --            632
                                                                                                         ----------
              Total money market instruments (cost: $52,841)                                                 52,842
                                                                                                         ----------

PRINCIPAL
   AMOUNT
    (000)
---------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
              FROM SECURITIES LOANED (6.3%)(o)

              CORPORATE OBLIGATIONS (0.6%)
              ----------------------------
              LIFE & HEALTH INSURANCE
  $10,000     Monumental Global Funding II, Notes(a)                           3.21(b)     5/02/2005         10,000
                                                                                                         ----------
              ASSET-BACKED SECURITIES (1.4%)
              ------------------------------
   15,000     Stanfield Victoria Funding LLC(a)                                3.08(b)     6/01/2005         15,001
   10,000     Whistlejacket Capital LLC(a)                                     2.98(b)     5/16/2005         10,000
                                                                                                         ----------
              Total asset-backed securities (cost: $25,000)                                                  25,001
                                                                                                         ----------
              REPURCHASE AGREEMENTS (4.3%)(i)
              ------------------------------
   32,500     CS First Boston LLC, 2.95%, acquired on 4/29/2005 and
                 due 5/02/2005 at $32,500 (collateralized by $33,925
                 of Freddie Mac Discount Notes(e,+), 3.39%(m),
                 due 12/30/2005; market value $33,152)                                                       32,500
    5,500     Deutsche Bank Securities, Inc., 2.95%, acquired on
                 4/29/2005 and due 5/02/2005 at $5,500
                 (collateralized by $5,544 of Fannie Mae Notes(e,+),
                 4.44%(b), due 1/01/2033; market value $5,610)                                                5,500
   37,600     Morgan Stanley & Co., Inc., 2.95%, acquired on 4/29/2005
                 and due 5/02/2005 at $37,600 (collateralized by $38,370
                 of Fannie Mae Discount Notes(e,+), 2.78%(m),
                 due 5/04/2005; market value $38,355)                                                        37,600
                                                                                                         ----------
                                                                                                             75,600
                                                                                                         ----------

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                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
APRIL 30, 2005 (UNAUDITED)

                                                                                                             MARKET
   NUMBER                                                                                                     VALUE
OF SHARES     SECURITY                                                                                        (000)
-------------------------------------------------------------------------------------------------------------------
              MONEY MARKET FUNDS (0.0%)(j,p)
              ------------------------------
  172,439     AIM Short-Term Investment Co. Liquid Assets Portfolio, 2.80%                               $      172
   69,143     Merrill Lynch Premier Institutional Fund, 2.63%                                                    69
                                                                                                         ----------
                                                                                                                241
                                                                                                         ----------
              Total short-term investments purchased with cash collateral
                 from securities loaned (cost: $110,842)                                                    110,842
                                                                                                         ----------
              TOTAL INVESTMENTS (COST: $1,796,766)                                                       $1,874,032
                                                                                                         ==========

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           to Portfolio of INVESTMENTS

USAA INCOME FUND
APRIL 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Income Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. Security valuation - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

            1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

            2. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

            3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their net asset value (NAV) each business day.

            4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

            5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

               Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of April 30, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2005, were $80,993,000 and $3,727,000, respectively, resulting in net unrealized appreciation of $77,266,000.

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           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME FUND
APRIL 30, 2005 (UNAUDITED)

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,771,810,000 at April 30, 2005, and in, total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

         (b) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2005.

         (c) Security has a mandatory call or put, which shortens its effective maturity date.

         (d) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

         (e) U.S. government agency issue - Mortgage-backed securities issued by the Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (f) U.S. Treasury inflation-indexed note - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

         (g) Variable-rate demand note (VRDN) - provides the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. Such securities will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         (h) The security or a portion thereof was out on loan as of April 30, 2005. The aggregate fair market value of these securities as of April 30, 2005, was approximately $107,398,000.

         (i) Repurchase agreement - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME FUND
APRIL 30, 2005 (UNAUDITED)

         (j) Rate represents the money market fund annualized seven-day yield at April 30, 2005.

         (k) Interest-only commercial mortgage-backed security (IO CMBS) - represents the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

         (l) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Company's Board of Directors, and valued using methods determined by a pricing service, under valuation procedures approved by the Company's Board of Directors. The aggregate market value of these securities at April 30, 2005, was $7,961,000, which represented 0.4% of the Fund's net assets.

         (m) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (n) Periodic auction reset bond - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

         (o) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

         (p) Represents less than 0.1% of net assets.

PORTFOLIO DESCRIPTION ABBREVIATION
--------------------------------------------------------------------------------

               COP       Certificate of Participation
               CPI       Consumer Price Index
               EETC      Enhanced Equipment Trust Certificate
               ESOP      Employee Stock Ownership Plan
               GO        General Obligation
               IDB       Industrial Development Board
               IDRB      Industrial Development Revenue Bond
               MTN       Medium-Term Note
               PCRB      Pollution Control Revenue Bond
               RB        Revenue Bond
               SAVRS     Select Auction Variable Rate Securities

14

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME FUND
APRIL 30, 2005 (UNAUDITED)

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. A high-quality bank, insurance company, other corporation, or a collateral trust may provide the enhancement.

               (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

               (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from Sempra Energy.

               (INS) Principal and interest payments are insured by ACA Financial Guaranty Corp., AMBAC Assurance Corp., or MBIA Insurance Corp. The insurance does not guarantee the market value of the security.

                      DIRECTORS     Christopher W. Claus
                                    Barbara B. Dreeben
                                    Robert L. Mason, Ph.D.
                                    Michael F. Reimherr
                                    Laura T. Starks, Ph.D.
                                    Richard A. Zucker

                 ADMINISTRATOR,     USAA Investment Management Company
            INVESTMENT ADVISER,     P.O. Box 659453
                   UNDERWRITER,     San Antonio, Texas 78265-9825
                AND DISTRIBUTOR

                 TRANSFER AGENT     USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288

                      CUSTODIAN     State Street Bank and Trust Company
                 AND ACCOUNTING     P.O. Box 1713
                          AGENT     Boston, Massachusetts 02105

                    INDEPENDENT     Ernst & Young LLP
              REGISTERED PUBLIC     100 West Houston St., Suite 1900
                ACCOUNTING FIRM     San Antonio, Texas 78205

                      TELEPHONE     Call toll free - Central time
               ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                                    Saturday, 8:30 a.m. to 5 p.m.
                                    Sunday, 10:30 a.m. to 7 p.m.

                 FOR ADDITIONAL     (800) 531-8181
              INFORMATION ABOUT     For account servicing, exchanges,
                   MUTUAL FUNDS     or redemptions
                                    (800) 531-8448

                RECORDED MUTUAL     24-hour service (from any phone)
              FUND PRICE QUOTES     (800) 531-8066

                    MUTUAL FUND     (from touch-tone phones only)
                 USAA TOUCHLINE     For account balance, last transaction, fund
                                    prices, or to exchange or redeem fund shares
                                    (800) 531-8777

                INTERNET ACCESS     USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                USAA          ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48484-0605                                   (C)2005, USAA. All rights reserved.


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the index funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    JUNE 23, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    JUNE 24, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    JUNE 24, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.